VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value(1)	Value
Convertible Bonds and Notes—0.6%
Health Care—0.6%
Exact Sciences Corp. 144A 2.000%, 3/1/30(2)	$510	$723
Total Convertible Bonds and Notes (Identified Cost $700)		723

Corporate Bonds and Notes—13.9%
Communication Services—3.6%
DISH Network Corp. 144A 11.750%, 11/15/27(2)	674	694
EchoStar Corp. 10.750%, 11/30/29	975	1,053
Getty Images, Inc. 144A 11.250%, 2/21/30(2)(3)	3,243	2,921
		4,668

Financials—3.6%
Apollo Commercial Real Estate Finance, Inc. 144A 4.625%, 6/15/29(2)	1,336	1,325
Frontier Communications Holdings LLC
5.875%, 11/1/29	441	444
144A 6.000%, 1/15/30(2)	1,093	1,100
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	555	391
SBL Holdings, Inc. 144A 6.500% (2)(4)(5)	1,665	1,375
		4,635

Industrials—4.5%
Conduent Business Services LLC 144A 6.000%, 11/1/29(2)	731	496
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(2)	5,703	5,299
		5,795

Information Technology—0.2%
ams-OSRAM AG RegS 10.500%, 3/30/29(6)	210 EUR	254
Materials—0.8%
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	1,028	1,029
Real Estate—1.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,601	1,597
Total Corporate Bonds and Notes (Identified Cost $18,919)		17,978

	Par Value(1)	Value

Leveraged Loans—1.9%
Media / Telecom - Telecommunications—1.9%
Syniverse Holdings, Inc. (2 month Term SOFR + 7.000%) 10.700%, 5/13/27(7)	$2,702	$2,493
Total Leveraged Loans (Identified Cost $2,672)		2,493

	Shares
Closed-End Funds—2.5%
Equity Funds—2.5%
BlackRock MuniHoldings Fund, Inc.(8)	106,446	1,200
BlackRock MuniYield Quality Fund III, Inc.(8)	51,836	545
BlackRock MuniYield Quality Fund, Inc.(8)	86,782	953
Eaton Vance Floating-Rate Income Trust(8)	13,115	141
Franklin Universal Trust(8)	43,979	352
		3,191

Total Closed-End Funds (Identified Cost $3,316)		3,191

Preferred Stocks—0.8%
Financials—0.8%
Federal Home Loan Mortgage Corp. Series Z, 8.375%(7)	58,875	665
Federal National Mortgage Association Series T, 8.250%	6,425	64
Federal National Mortgage Association Series P(7)	31,800	301
		1,030

Total Preferred Stocks (Identified Cost $1,319)		1,030

Common Stocks—43.4%
Communication Services—10.7%
Electronic Arts, Inc.	6,955	1,418
Endeavor Group Holdings, Inc. Class A (9)(10)(11)	389,302	11,788
Warner Bros Discovery, Inc.(10)	22,611	621
		13,827

Consumer Discretionary—5.1%
Aptiv plc(10)	54,200	3,764
Caesars Entertainment, Inc.(10)	105,479	2,788
Golden Entertainment, Inc.	540	14
		6,566

Consumer Staples—0.8%
CN Healthy Food Tech Group Corp.(10)	6,328	35
Kenvue, Inc.(3)	15,091	260
Keurig Dr Pepper, Inc.	24,300	640
Treehouse Foods, Inc.(9)(10)	30,336	72
		1,007

Energy—2.6%
Coterra Energy, Inc.	80,256	2,820
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Energy—continued
Valaris Ltd.(10)	5,012	$491
		3,311

Financials—5.5%
Acropolis Infrastructure(9)(10)	39,798	—
Brighthouse Financial, Inc.(10)	4,003	240
Cantaloupe, Inc.(10)	4,371	47
DigitalBridge Group, Inc.	18	— (12)
Janus Henderson Group plc	12,629	649
MidCap Financial Investment Corp.(5)	7,702	87
Webster Financial Corp.(3)	88,304	6,130
		7,153

Health Care—4.0%
Apellis Pharmaceuticals, Inc.(10)	16,783	675
Atrium Therapeutics, Inc.(10)	2,659	35
Hologic, Inc.(3)(10)	24,487	1,851
Inhibrx, Inc.(10)	35,267	40
Masimo Corp.(10)	6,263	1,114
Penumbra, Inc.(3)(10)	4,293	1,410
		5,125

Industrials—7.8%
Air Lease Corp. Class A(3)	15,259	991
Chart Industries, Inc.(10)	33	7
FedEx Corp.(3)	7,500	2,671
L3Harris Technologies, Inc.	38	13
Norfolk Southern Corp.(3)	8,914	2,558
UniFirst Corp.	15,278	3,844
		10,084

Information Technology—4.3%
Clearwater Analytics Holdings, Inc. Class A (3)(10)	150,774	3,566
Onestream, Inc. Class A(10)	38,148	915
Qorvo, Inc.(3)(10)	14,519	1,124
		5,605

Materials—2.6%
Barrick Mining Corp.	75,200	3,067
Sealed Air Corp.	8,052	339
		3,406

Total Common Stocks (Identified Cost $55,659)		56,084

Rights—0.7%
Financials—0.0%
Axiom Intelligence Acquisition Corp. 1, 10/20/30(10)	8,143	1
BEST SPAC I Acquisition Corp., 02/01/30(10)	2,328	— (12)
Cal Redwood Acquisition Corp., 05/15/30(10)	7,000	1
Emmis Acquisition Corp., 09/26/30(10)	7,731	1
GSR IV Acquisition Corp., 09/05/30(10)	4,112	8
Jena Acquisition Corp. II, 03/31/30(10)	18,687	3
K&F Growth Acquisition Corp. II, 08/29/31(10)	12,053	1
Lakeshore Acquisition III Corp., (10)	20,607	4
Mountain Lake Acquisition Corp., 12/31/26(10)	16,606	4
	Shares	Value

Financials—continued
Oyster Enterprises II Acquisition Corp., 03/31/30(10)	11,728	$2
Pershing Tontine Spar, 09/29/33(9)(10)	11,093	5
Sizzle Acquisition Corp. II, (10)	11,873	2
Soulpower Acquisition Corp., 12/31/49(10)	13,952	3
Thayer Ventures Acquisition Corp. II, 05/15/30(10)	13,191	2
UY Scuti Acquisition Corp., 03/03/30(10)	4,727	1
Wintergreen Acquisition Corp., 12/18/26(10)	211	— (12)
		38

Health Care—0.2%
Akouos, Inc., 12/31/49(9)(10)	26,079	20
Bristol-Myers Squibb Co., 12/31/35(9)(10)	169,085	232
		252

Materials—0.5%
Pan American Silver Corp., 12/31/48(10)	978,488	587
Total Rights (Identified Cost $617)		877

Warrants—0.0%
Consumer Staples—0.0%
CN Healthy Food Tech Group Corp., 02/16/29(10)	31,641	3
Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(9)(10)	25,800	—
AA Mission Acquisition Corp. II, 09/09/31(10)	10,563	2
Alchemy Investments Acquisition Corp. 1, 06/26/28(10)	17,935	3
Aldel Financial II, Inc., 10/10/29(10)	9,701	3
AltEnergy Acquisition Corp., 11/02/28(10)	5,160	— (12)
Archimedes Tech SPAC Partners II Co., 04/02/30(10)	7,214	4
Armada Acquisition Corp. II, 05/20/30(10)	4,128	3
Berto Acquisition Corp., 04/28/30(10)	1,759	— (12)
Blue Water Acquisition Corp. III, 12/31/26(10)	9,297	4
Cartesian Growth Corp. II, 07/12/28(10)	5,799	— (12)
Cartesian Growth Corp. III, 03/06/30(10)	664	— (12)
Copley Acquisition Corp., 05/23/30(10)	2,831	— (12)
Corner Growth Acquisition Corp., 12/31/27(9)(10)	20,673	—
Dune Acquisition Corp. II, 06/12/30(10)	11,564	3
Galata Acquisition Corp. II, 09/18/30(10)	2,582	1
Gesher Acquisition Corp. II, 03/12/30(10)	5,680	1
Goal Acquisitions Corp., 02/11/27(10)	272,843	— (12)
Gores Holdings X, Inc., 06/20/31(10)	5,981	3
Jaws Mustang Acquisition Corp., 02/04/28(10)	23,996	1
Keen Vision Acquisition Corp., 09/15/28(10)	63,143	2
Lightwave Acquisition Corp., 06/24/30(10)	11,341	3
New Providence Acquisition Corp. III, 04/24/30(10)	16,236	3
Newbury Street II Acquisition Corp., 12/29/29(10)	12,867	2
Oxley Bridge Acquisition Ltd., 08/15/30(10)	4,648	1
Perimeter Acquisition Corp. I, 06/17/30(10)	3,504	2
Pioneer Acquisition I Corp., 06/17/30(10)	17,468	4
Republic Digital Acquisition Co., 10/31/31(10)	1,759	1
Roman DBDR Acquisition Corp. II, 02/03/30(10)	7,615	2
Spark I Acquisition Corp., 11/27/28(10)	28,847	5
Stellar V Capital Corp., 03/24/30(10)	4,836	1
Target Global Acquisition I Corp., 12/31/27(10)	10,328	— (12)
Titan Acquisition Corp., 06/02/30(10)	12,485	3
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Financials—continued
Wen Acquisition Corp., 05/15/31(10)	8,974	$3
		60

Health Care—0.0%
Tevogen Bio Holdings, Inc., 11/04/26(10)	6,900	— (12)
Information Technology—0.0%
iLearningEngines Holdings, Inc., 04/16/29(10)	60,113	— (12)
LeddarTech Holdings, Inc., 12/21/28(10)	58,973	— (12)
		— (12)

Total Warrants (Identified Cost $326)		63

	Shares/Units
Special Purpose Acquisition Companies—20.9%
1RT Acquisition Corp.(10)	5,247	54
A Paradise Acquisition Corp.(10)	4,625	49
A Paradise Acquisition Corp. Class A(10)	50,166	510
AA Mission Acquisition Corp. II Class A(10)	21,127	212
Abony Acquisition Corp. I(10)	5,516	55
Activate Energy Acquisition Corp.(10)	15,323	154
Activate Energy Acquisition Corp. Class A(10)	11,024	109
AI Infrastructure Acquisition Corp.(10)	17,611	180
AI Infrastructure Acquisition Corp. Class A(10)	11,573	116
Aldabra 4 Liquidity Opportunity Vehicle, Inc.(10)	11,050	110
American Drive Acquisition Co.(10)	6,305	63
Apex Treasury Corp.(10)	6,636	67
Apex Treasury Corp. Class A(10)	43,846	438
Archimedes Tech SPAC Partners II Co.(10)	25,821	269
Archimedes Tech SPAC Partners III Co.(10)	4,411	44
Armada Acquisition Corp. II Class A(10)	33,581	346
Axiom Intelligence Acquisition Corp. 1 Class A(10)	30,300	307
Bain Capital GSS Investment Corp.(10)	11,055	113
Berto Acquisition Corp.(10)	31,573	324
BEST SPAC I Acquisition Corp. Class A(10)	2,328	24
Bitcoin Infrastructure Acquisition Corp., Ltd.(10)	9,617	96
Blue Acquisition Corp.(10)	5,750	59
Blue Water Acquisition Corp. III Class A(10)	25,878	266
Blue Water Acquisition Corp. IV(10)	4,356	43
Blueport Acquisition Ltd. Class A(10)	4,368	44
Bluerock Acquisition Corp.(10)	10,936	110
BTC Development Corp.(10)	2,209	22
Cal Redwood Acquisition Corp. Class A(10)	45,696	464
Calisa Acquisition Corp.(10)	696	7
Cambridge Acquisition Corp.(10)	8,821	88
Cantor Equity Partners I, Inc. Class A(10)	5,565	58
Cantor Equity Partners III, Inc. Class A(10)	2,328	24
Cantor Equity Partners V, Inc. Class A(10)	19,821	200
Cartesian Growth Corp. III Class A(10)	8,357	86
Centurion Acquisition Corp.(10)	4	— (12)
ChampionsGate Acquisition Corp.(10)	2,797	28
Chenghe Acquisition III Co.(10)	12,168	123
Chenghe Acquisition III Co. Class A(10)	88	1
Churchill Capital Corp. XI(10)	2,101	22
CO2 Energy Transition Corp.(5)(10)	102,834	1,066
Cohen Circle Acquisition Corp. II(10)	9,839	102
Colombier Acquisition Corp. III(10)	3,849	39
Columbus Circle Capital Corp. II(10)	6,610	66
Copley Acquisition Corp. Class A(10)	10,880	112
	Shares/Units	Value
Crane Harbor Acquisition Corp. II(10)	2,185	$22
Crown Reserve Acquisition Corp. I(10)	10,951	111
Crown Reserve Acquisition Corp. I Class A(10)	26,677	267
CSLM Digital Asset Acquisition Corp. III Ltd.(10)	17,727	180
CSLM Digital Asset Acquisition Corp. III Ltd. Class A(10)	28,593	287
D Boral ARC Acquisition I Corp. Class A(10)	21,476	217
Daedalus Special Acquisition Corp.(10)	6,216	62
Drugs Made In America Acquisition II Corp.(10)	22,215	223
Drugs Made In America Acquisition II Corp.(10)	21,825	218
Dune Acquisition Corp. II(10)	17,132	177
Dynamix Corp. III(10)	2,210	22
EGH Acquisition Corp. Class A(10)	3,766	38
Emmis Acquisition Corp. Class A(10)	7,731	78
EQV Ventures Acquisition Corp. II(10)	75,000	762
Eureka Acquisition Corp.(10)	2,338	27
FG Merger II Corp.(10)	54,415	550
Fifth Era Acquisition Corp. I Class A(10)	3,828	39
FIGX Capital Acquisition Corp.(10)	3,958	40
FIGX Capital Acquisition Corp. Class A(10)	5,576	56
Flag Ship Acquisition Corp.(10)	2,336	26
Future Vision II Acquisition Corp.(10)	17,683	190
FutureCrest Acquisition Corp.(10)	442	5
Galata Acquisition Corp. II Class A(10)	7,747	77
Gesher Acquisition Corp. II Class A(10)	11,360	118
GigCapital7 Corp. Class A(10)	4,447	47
GigCapital8 Corp. Class A(10)	58,587	584
GigCapital9 Corp.(10)	13,235	133
GigCapital9 Corp. Class A(10)	4,355	43
Globa Terra Acquisition Corp. Class A(10)	62,071	636
Gores Holdings X, Inc. Class A(10)	23,927	245
GP-Act III Acquisition Corp. Class A(10)	6,951	75
GSR IV Acquisition Corp. Class A(10)	28,786	289
Harvard Ave Acquisition Corp.(10)	26,455	268
Haymaker Acquisition Corp. 4(10)	34,929	400
HCM III Acquisition Corp.(10)	1,153	12
Highview Merger Corp. Class A(10)	7,484	75
Idea Acquisition Corp.(10)	6,610	66
Illumination Acquisition Corp. I(10)	6,584	65
Indigo Acquisition Corp.(10)	11,056	112
Infinite Eagle Acquisition Corp.(10)	2,217	23
Inflection Point Acquisition Corp. V Class A(10)	3,147	33
Iron Horse Acquisition II Corp.(10)	6,305	63
ITHAX Acquisition Corp. III(10)	10,929	109
Jackson Acquisition Co. II Class A(10)	9,982	106
Jena Acquisition Corp. II Class A(10)	41,343	423
K&F Growth Acquisition Corp. II Class A(10)	9,440	99
Kochav Defense Acquisition Corp. Class A(10)	13,623	140
KRAKacquisition Corp.(10)	2,209	22
LaFayette Acquisition Corp.(10)	8,913	90
Lafayette Digital Acquisition Corp. I(10)	4,415	44
Lake Superior Acquisition Corp.(10)	11,265	114
Lake Superior Acquisition Corp. Class A(10)	8,768	88
Lakeshore Acquisition III Corp.(10)	32,249	332
Launchpad Cadenza Acquisition Corp. I(10)	14,061	140
Leapfrog Acquisition Corp.(10)	5,473	55
Legato Merger Corp. IV(10)	6,617	66
Lightwave Acquisition Corp. Class A(10)	33,719	341
Lionheart Holdings Class A(10)	17,717	190
M Evo Global Acquisition Corp. II(10)	12,933	129
M3-Brigade Acquisition VI Corp.(10)	2,219	23
McKinley Acquisition Corp.(10)	4,435	45
McKinley Acquisition Corp. Class A(10)	32,690	329
Mercer Park Opportunities Corp.(10)	12,189	127
Meshflow Acquisition Corp.(10)	15,294	152
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares/Units	Value
Miluna Acquisition Corp. Class A(10)	19,868	$199
Mountain Lake Acquisition Corp. Class A(10)	45,724	481
Mountain Lake Acquisition Corp. II(10)	27,121	269
MOZAYYX Acquisition Corp.(10)	8,779	87
Muzero Acquisition Corp.(10)	8,811	87
New Providence Acquisition Corp. III Class A(10)	50,370	517
Newbury Street II Acquisition Corp. Class A(10)	41,428	435
NMP Acquisition Corp. Class A(10)	21,941	223
Origin Investment Corp. I(10)	11,060	113
OTG Acquisition Corp. I(10)	5,532	56
Oxley Bridge Acquisition Ltd. Class A(10)	46,843	475
Oyster Enterprises II Acquisition Corp. Class A(10)	30,980	317
Perimeter Acquisition Corp. I Class A(10)	7,008	72
Pioneer Acquisition I Corp. Class A(10)	50,058	509
Praetorian Acquisition Corp.(10)	6,617	65
ProCap Acquisition Corp.(10)	3,231	33
ProCap Acquisition Corp. Class A(10)	10,879	111
Proem Acquisition Corp. I(10)	5,387	54
Pyrophyte Acquisition Corp. II Class A(10)	11,036	111
Quantumsphere Acquisition Corp.(10)	4,430	45
Quantumsphere Acquisition Corp.(10)	11,056	112
Quartzsea Acquisition Corp.(10)	33,242	345
Real Asset Acquisition Corp. Class A(10)	10,365	109
Republic Digital Acquisition Co. Class A(10)	36,539	373
Ribbon Acquisition Corp.(10)	3,979	42
Roman DBDR Acquisition Corp. II(10)	9,405	98
SC II Acquisition Corp. Class A(10)	22,150	221
Siddhi Acquisition Corp. Class A(10)	63,115	655
Silicon Valley Acquisition Corp.(10)	7,758	78
Silver Pegasus Acquisition Corp.(10)	5,824	60
Silver Pegasus Acquisition Corp. Class A(10)	15,484	157
SilverBox Corp. V(10)	4,365	44
SIM Acquisition Corp. I Class A(10)	13,513	145
Sizzle Acquisition Corp. II Class A(10)	38,117	391
Social Commerce Partners Corp.(10)	5,542	55
Solarius Capital Acquisition Corp. Class A(10)	28,293	288
Soren Acquisition Corp.(10)	8,840	88
Soulpower Acquisition Corp. Class A(10)	25,026	257
Space Asset Acquisition Corp.(10)	2,760	28
SPACSphere Acquisition Corp.(10)	22,024	222
Spring Valley Acquisition Corp. III(10)	3,323	34
Starry Sea Acquisition Corp.(10)	16,554	168
Stellar V Capital Corp. Class A(10)	9,672	101
Thayer Ventures Acquisition Corp. II Class A(10)	24,882	255
Titan Acquisition Corp. Class A(10)	24,971	258
Translational Development Acquisition Corp.(10)	8,748	92
UY Scuti Acquisition Corp.(10)	4,727	49
Vendome Acquisition Corp. I Class A(10)	22,892	232
Viking Acquisition Corp. I(10)	3,293	33
Wen Acquisition Corp. Class A(10)	30,603	312
Westin Acquisition Corp. Class A(10)	9,985	100
White Pearl Acquisition Corp.(10)	12,984	131
White Pearl Acquisition Corp. Class A(10)	10,973	108
Wintergreen Acquisition Corp.(10)	11,286	116
Yorkville Acquisition Corp. Class A(10)	24,256	245
Total Special Purpose Acquisition Companies (Identified Cost $26,546)		27,056

	Shares	Value
Purchased Options—0.4%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $585)		$517

Escrow Notes—1.7%
Financials—1.7%
Altaba, Inc. Escrow(9)(10)	1,637,713	2,211
Pershing Square Escrow(9)(10)	44,373	—
		2,211

Total Escrow Notes (Identified Cost $1,817)		2,211

Total Long-Term Investments—86.8% (Identified Cost $112,476)		112,223

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(8)(13)	507,389	507
Total Securities Lending Collateral (Identified Cost $507)		507

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—87.2% (Identified Cost $112,983)		112,730

Securities Sold Short—(1.2)%

Common Stocks—(1.2)%
Energy—(0.7)%
Devon Energy Corp.	(16,395)	(825)
Health Care—(0.0)%
Boston Scientific Corp.(10)	(430)	(27)
Industrials—(0.5)%
Cintas Corp.	(796)	(135)
Union Pacific Corp.	(2,102)	(510)
		(645)

Total Securities Sold Short (Identified Proceeds $(1,439))		(1,497)

Written Options—(1.1)%
(See open written options schedule)
Total Written Options (Premiums Received $2,114)		(1,476)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—84.9% (Identified Cost $109,430)		$109,757
Other assets and liabilities, net—15.1%		19,455
NET ASSETS—100.0%		$129,212
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)

Abbreviations:
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
OBFR	Overnight Bank Funding Rate
plc	Public Limited Company
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to a value of $15,353 or 11.9% of net assets.

(3)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $14,962.
(4)	No contractual maturity date.
(5)	All or a portion of security is on loan.
(6)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(7)
Variable rate security. Rate disclosed is as of March 31, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Non-income producing.
(11)
Delisted security. As of March 31, 2026, the common stock is classified as a
Level 3 investment due to the absence of observable market inputs and had a cost of $10,640 and its market value represents 9.1% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.

(12)	Amount is less than $500 (not in thousands).
(13)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	69%
Cayman Islands	22
Jersey	4
Canada	3
Virgin Islands(British)	1
Bermuda	1
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)

Open purchased options contracts as of March 31, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Aptiv plc	465	$3,255	$70.00	05/15/26	$198
Aptiv plc	77	501	65.00	05/15/26	17
Barrick Mining Corp.	293	1,055	36.00	05/15/26	32
Barrick Mining Corp.	290	1,102	38.00	05/15/26	49
Barrick Mining Corp.	169	541	32.00	05/15/26	6
Caesars Entertainment, Inc.	451	1,037	23.00	06/18/26	48
Caesars Entertainment, Inc.	604	1,087	18.00	06/18/26	23
Clearwater Analytics Holdings, Inc.	1	2	17.50	06/18/26	— (3)
FedEx Corp.	21	504	240.00	04/17/26	— (3)
FedEx Corp.	54	1,620	300.00	05/15/26	13
Honeywell International, Inc.	130	2,600	200.00	05/15/26	27
Keurig Dr Pepper, Inc.	1,205	2,892	24.00	04/17/26	15
Keurig Dr Pepper, Inc.	243	559	23.00	06/18/26	10
Kraft Heinz Co. (The)	240	480	20.00	04/17/26	2
L3Harris Technologies, Inc.	19	570	300.00	04/17/26	2
L3Harris Technologies, Inc.	19	589	310.00	05/15/26	10
State Street SPDR S&P 500® ETF Trust	77	4,735	615.00	05/15/26	65
Total Purchased Options					$517
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Open written options contracts as of March 31, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Aptiv plc	(542)	$(4,200)	$77.50	05/15/26	$(75)
Barrick Mining Corp.	(169)	(625)	37.00	05/15/26	(89)
Barrick Mining Corp.	(290)	(1,247)	43.00	05/15/26	(62)
Barrick Mining Corp.	(293)	(1,172)	40.00	05/15/26	(101)
Caesars Entertainment, Inc.	(451)	(1,218)	27.00	06/18/26	(93)
Caesars Entertainment, Inc.	(604)	(1,329)	22.00	06/18/26	(338)
Chart Industries, Inc.	(1)	(21)	210.00	06/18/26	(— ) (3)
DigitalBridge Group, Inc.	(1,234)	(1,974)	16.00	04/17/26	(6)
DigitalBridge Group, Inc.	(23)	(37)	16.00	06/18/26	(— ) (3)
Electronic Arts, Inc.	(4)	(84)	210.00	06/18/26	(— ) (3)
FedEx Corp.	(21)	(588)	280.00	04/17/26	(162)
FedEx Corp.	(54)	(1,782)	330.00	05/15/26	(189)
Honeywell International, Inc.	(130)	(2,990)	230.00	05/15/26	(85)
Keurig Dr Pepper, Inc.	(1,205)	(3,254)	27.00	04/17/26	(48)
Keurig Dr Pepper, Inc.	(243)	(632)	26.00	06/18/26	(43)
L3Harris Technologies, Inc.	(19)	(627)	330.00	04/17/26	(39)
L3Harris Technologies, Inc.	(19)	(646)	340.00	05/15/26	(39)
Masimo Corp.	(19)	(342)	180.00	09/18/26	(2)
State Street SPDR S&P 500® ETF Trust	(51)	(3,442)	675.00	05/15/26	(40)
Warner Bros Discovery, Inc.	(48)	(130)	27.00	04/17/26	(2)
Warner Bros Discovery, Inc.	(69)	(193)	28.00	04/17/26	(1)
Warner Bros Discovery, Inc.	(193)	(483)	25.00	04/17/26	(44)
Warner Bros Discovery, Inc.	(809)	(2,346)	29.00	04/17/26	(1)
Warner Bros Discovery, Inc.	(136)	(408)	30.00	04/17/26	(— ) (3)
					(1,459)
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Open written options contracts as of March 31, 2026 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Option(2)
State Street SPDR S&P 500® ETF Trust	(56)	$(3,164)	$565.00	05/15/26	$(17)
Total Written Options					$(1,476)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of March 31, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPY	175,100	USD	1,101	GS	04/22/26	$5	$—
USD	248	EUR	210	JPM	04/01/26	6	—
USD	2,465	GBP	1,839	GS	04/15/26	30	—
USD	1,112	JPY	175,100	GS	04/22/26	6	—
USD	2,466	GBP	1,817	GS	08/12/26	63	—
USD	589	EUR	504	GS	09/15/26	2	—
USD	228	EUR	195	JPM	09/15/26	1	—
USD	2,180	GBP	1,611	GS	11/18/26	52	—
Total						$165	$—

Over-the-counter total return swaps outstanding as of March 31, 2026 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
ABIOMED, Inc.(3)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	04/03/27	$— (4)	$7	$7	$—
Beazley plc	Pay	4.490% (0.850% + OBFR)	1 Month	GS	02/25/27	2,270	79	79	—
Bristol-Myers Squibb Co.(3),(5)	Pay	4.390% (0.750% + OBFR)	1 Month	BAML	03/02/27	— (4)	34	34	—
Cantaloupe, Inc.	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	10/16/26	301	(1)	—	(1)
Chart Industries, Inc.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	09/09/26	3,565	140	140	—
Chart Industries, Inc.	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	10/19/26	1,488	52	52	—
CoinShares International Ltd.	Pay	4.490% (0.850% + OBFR)	1 Month	GS	11/05/26	548	(290)	—	(290)
Cyberark Software Ltd.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	03/15/27	833	(1)	—	(1)
Digitalbridge Group, Inc. Class A	Pay	4.250% (0.610% + OBFR)	1 Month	GS	04/20/27	2,397	6	6	—
Electronic Arts, Inc.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	03/02/27	2,564	(4)	—	(4)
Electronic Arts, Inc.	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	02/26/27	4,314	58	58	—
Honeywell International, Inc.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	04/26/27	2,832	36	36	—
Honeywell International, Inc.	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	11/30/26	51	17	17	—
Just Group plc	Pay	4.490% (0.850% + OBFR)	1 Month	GS	09/03/26	2,362	61	61	—
Keurig Dr Pepper, Inc.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	12/07/26	3,237	(41)	—	(41)
Kraft Heinz Co. (The)	Pay	4.250% (0.610% + OBFR)	1 Month	GS	10/14/26	638	(98)	—	(98)
L3Harris Technologies, Inc.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	02/23/27	1,311	9	9	—
Liberty Broadband Corp. Class A	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	11/09/26	845	(194)	—	(194)
Norfolk Southern Corp.	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	12/21/26	5,013	(35)	—	(35)
ProAssurance Corp.	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	11/30/26	2,058	61	61	—
Schroders plc	Pay	3.540% (1.00% + OBFR)	1 Month	GS	03/17/27	2,085	(9)	—	(9)
Sealed Air Corp.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	03/09/27	1,409	6	6	—
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2026 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Vivendi S.A.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	07/22/26	$1,337	$(549)	$—	$(549)
Vivendi SE	Pay	4.190% (0.550% + OBFR)	3 Month	JPM	03/01/27	187	(54)	—	(54)
Warner Bros Discovery, Inc. Class A	Pay	4.250% (0.610% + OBFR)	1 Month	GS	11/30/26	9,417	1,222	1,222	—
Webster Financial Corp.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	03/12/27	389	(14)	—	(14)
Webster Financial Corp.	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	03/25/27	651	(29)	—	(29)
							469	1,788	(1,319)
Short Total Return Swap Contracts
Banco Santander S.A. Sponsored ADR	Receive	3.190% ((0.450)% + OBFR)	1 Month	GS	03/12/27	(2,018)	102	102	—
Banco Santander S.A. Sponsored ADR	Receive	3.140% ((0.500)% + OBFR)	3 Month	JPM	04/26/27	(502)	44	44	—
Boston Scientific Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(282)	30	30	—
Charter Communications, Inc.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	11/30/26	(752)	91	91	—
Cintas Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(2,153)	296	296	—
Devon Energy Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(1,522)	(163)	—	(163)
Devon Energy Corp.	Receive	3.390% ((0.250)% + OBFR)	3 Month	JPM	04/12/27	(263)	(31)	—	(31)
Kimberly-Clark Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/06/27	(231)	16	16	—
Pan American Silver Corp.	Receive	3.390% ((0.250)% + OBFR)	3 Month	JPM	11/30/26	(496)	(283)	—	(283)
Skyworks Solutions, Inc.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	03/18/27	(678)	71	71	—
Skyworks Solutions, Inc.	Receive	3.390% ((0.250)% + OBFR)	3 Month	JPM	03/29/27	(155)	15	15	—
Transocean Ltd.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(464)	(41)	—	(41)
Union Pacific Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	12/29/26	(3,294)	(144)	—	(144)
Union Pacific Corp.	Receive	3.390% ((0.250)% + OBFR)	3 Month	JPM	04/12/27	(2,372)	(49)	—	(49)
Universal Music Group N.V.	Receive	3.370% ((0.270)% + OBFR)	1 Month	GS	09/03/26	(831)	249	249	—
VICI Properties, Inc.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	03/03/27	(12)	— (4)	— (4)	—
							203	914	(711)
Total							$672	$2,702	$(2,030)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$723	$—	$723	$—
Corporate Bonds and Notes	17,978	—	17,978	—
Leveraged Loans	2,493	—	2,493	—
Equity Securities:
Closed-End Funds	3,191	3,191	—	—
Preferred Stocks	1,030	1,030	—	—
Common Stocks	56,084	44,149	75	11,860 (1)
Rights	877	620	—	257
Warrants	63	60	3	— (1)
Special Purpose Acquisition Companies	27,056	26,565	491	—
Escrow Notes	2,211	—	—	2,211 (1)
Securities Lending Collateral	507	507	—	—
Other Financial Instruments:
Purchased Options	517	502	15	—
Forward Foreign Currency Exchange Contracts*	165	—	165	—
Over-the-Counter Total Return Swaps*	2,702	—	2,661	41
Total Assets	115,597	76,624	24,604	14,369
Liabilities:
Securities Sold Short:
Common Stocks	(1,497)	(1,497)	—	—
Other Financial Instruments:
Written Options	(1,476)	(1,476)	—	—
Over-the-Counter Total Return Swaps*	(2,030)	—	(2,030)	—
Total Liabilities	(5,003)	(2,973)	(2,030)	—
Total Investments, Net of Securities Sold Short and Written Options	$110,594	$73,651	$22,574	$14,369

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $2,211 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common stocks	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2025:	$}12,086	$11,788 (a)	$257	$— (a)	$— (a)	$41
Net change in unrealized appreciation (depreciation)(b)	72	72	—	—	—	—
Purchases	— (c)	— (c)	—	—	—	—
Transfers into Level 3(d)	2,211	—	—	—	2,211	—
Balance as of March 31, 2026	$14,369	$11,860 (a)	$257	$— (a)	$2,211 (a)	$41
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026, was $72.
(c) Amount is less than $500 (not in thousands).
(d) Transfers into and/or from represent the ending value as of March 31, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2026:

Investments in Securities – Assets	Ending Balance at March 31, 2026	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stocks:
Endeavor Group Holdings, Inc. Class A	$11,788	Market Approach	Spread (parent and subsidiary ownership)	8.1015 (6.8131 - 8.9796)	Decrease

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER EVENT-DRIVEN FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.